Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,299	€ 53,943
Additions	7,700	4,950
Depreciation capitalized	190	118
Depreciation	(6,072)	(5,966)
Reversals	413	1,535
Impairment	(1,382)	(1,626)
Write-off	(586)	(352)
Currency translation differences	2,926	3,688
Initial recognition and changes in estimates	(80)	195
Changes in the scope of consolidation		(252)
Changes in the scope of consolidation - included entities	1,472
Changes in the scope of consolidation - excluded entities	(4,359)
Other changes	(189)	66
Property, plant and equipment - end of the year	56,332	56,299
Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,071	1,128
Additions	22	18
Depreciation	(51)	(49)
Reversals	3
Impairment	(21)	(101)
Write-off	(1)	(1)
Currency translation differences	2	2
Changes in the scope of consolidation		22
Changes in the scope of consolidation - included entities	9
Changes in the scope of consolidation - excluded entities	(1)
Transfers	41	50
Other changes	14	2
Property, plant and equipment - end of the year	1,088	1,071
E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	42,342	39,648
Additions	132	8
Depreciation	(5,467)	(5,421)
Reversals	40	1,080
Impairment	(313)	(90)
Currency translation differences	2,422	2,956
Initial recognition and changes in estimates	(173)	200
Changes in the scope of consolidation - included entities	650
Changes in the scope of consolidation - excluded entities	(3,687)
Transfers	4,403	3,841
Other changes	143	120
Property, plant and equipment - end of the year	40,492	42,342
Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	3,850	3,299
Additions	456	277
Depreciation	(554)	(496)
Reversals	191	118
Impairment	(485)	(768)
Write-off	(2)	(2)
Currency translation differences	55	66
Initial recognition and changes in estimates	2
Changes in the scope of consolidation		1,001
Changes in the scope of consolidation - included entities	695
Changes in the scope of consolidation - excluded entities	(6)
Transfers	425	409
Other changes	(347)	(54)
Property, plant and equipment - end of the year	4,280	3,850
E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,244	1,341
Additions	655	380
Depreciation capitalized	11	28
Write-off	(365)	(331)
Currency translation differences	74	106
Initial recognition and changes in estimates	(7)	(9)
Changes in the scope of consolidation		(199)
Changes in the scope of consolidation - excluded entities	(119)
Transfers	(149)	(44)
Other changes	1	(28)
Property, plant and equipment - end of the year	1,345	1,244
E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	6,545	7,118
Additions	5,471	3,413
Depreciation capitalized	179	90
Reversals	141	337
Impairment	(149)	(85)
Write-off	(218)	(18)
Currency translation differences	364	546
Initial recognition and changes in estimates	98	4
Changes in the scope of consolidation		(1,119)
Changes in the scope of consolidation - excluded entities	(546)
Transfers	(4,254)	(3,797)
Other changes	(4)	56
Property, plant and equipment - end of the year	7,627	6,545
Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,247	1,409
Additions	964	854
Reversals	38
Impairment	(414)	(582)
Currency translation differences	9	12
Changes in the scope of consolidation		43
Changes in the scope of consolidation - included entities	118
Transfers	(466)	(459)
Other changes	4	(30)
Property, plant and equipment - end of the year	1,500	1,247
Gross carrying amount
Property, plant and equipment
Property, plant and equipment - beginning of the year	198,746
Property, plant and equipment - end of the year	195,812	198,746
Gross carrying amount | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,175
Property, plant and equipment - end of the year	4,255	4,175
Gross carrying amount | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	149,117
Property, plant and equipment - end of the year	143,433	149,117
Gross carrying amount | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	30,618
Property, plant and equipment - end of the year	31,327	30,618
Gross carrying amount | E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,244
Property, plant and equipment - end of the year	1,345	1,244
Gross carrying amount | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	10,485
Property, plant and equipment - end of the year	11,787	10,485
Gross carrying amount | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	3,107
Property, plant and equipment - end of the year	3,665	3,107
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment - beginning of the year	(142,447)
Property, plant and equipment - end of the year	(139,480)	(142,447)
Accumulated depreciation, amortisation and impairment | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,104)
Property, plant and equipment - end of the year	(3,167)	(3,104)
Accumulated depreciation, amortisation and impairment | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(106,775)
Property, plant and equipment - end of the year	(102,941)	(106,775)
Accumulated depreciation, amortisation and impairment | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(26,768)
Property, plant and equipment - end of the year	(27,047)	(26,768)
Accumulated depreciation, amortisation and impairment | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,940)
Property, plant and equipment - end of the year	(4,160)	(3,940)
Accumulated depreciation, amortisation and impairment | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	(1,860)
Property, plant and equipment - end of the year	€ (2,165)	€ (1,860)